RELATED PARTY TRANSACTIONS - Narrative (Details)	1 Months Ended			6 Months Ended
	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) vessel tanker numberOfSubsidiaries	Jun. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Related party transaction costs				$ 16,100,000
Due to related parties				1,100,000
TFG Marine
Related Party Transaction [Line Items]
Guarantee amount, subsidiary performance				$ 50,000,000.0
TFG Marine
Related Party Transaction [Line Items]
Joint venture, ownership interest			0.15	0.15
Shareholder loan			$ 1,500,000
SFL
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel				2
Remaining periods on these leases, minimum (in years)				7 years
Income from contract termination		$ 3,200,000
Gain (loss) on contract termination		$ 7,400,000		$ 7,400,000
Increase (decrease) in notes payable, related parties				20,000,000.0
Related party interest expense				200,000	$ 800,000
Profit share expense				10,400,000	1,500,000
Lease obligation payable in excess of profit sharing expense				8,300,000	2,600,000
Income/ expense on pooled vessels				700,000	200,000
Related party transaction, amount				2,206,000	1,710,000
Clean Marine
Related Party Transaction [Line Items]
Related party transaction, amount				4,600,000
TFG Marine
Related Party Transaction [Line Items]
Shareholder loan				1,500,000
Guarantee amount, subsidiary performance				$ 6,000,000.0
Number of affiliate's subsidiaries covered by guarantee | numberOfSubsidiaries				2
Guarantee amount, current exposure				$ 0
Other Affiliates Of Hemen
Related Party Transaction [Line Items]
Number of vessels chartered out | vessel				7
Revenue from related parties				$ 23,600,000
Other Affiliates Of Hemen | Senior unsecured facility $275.0 million
Related Party Transaction [Line Items]
Related party interest expense				2,800,000	$ 5,100,000
Debt instrument, face amount				275,000,000.0
Debt Instrument, remaining borrowing capacity				$ 215,000,000.0
Repayments of debt	$ 60,000,000.0
Suezmax | SFL
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | tanker				2
Vessels Owned By Others | SFL
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel				2
Installation Of EGCS On Vessels Owned | Feen Marine Scrubbers Inc. (FMSI)
Related Party Transaction [Line Items]
Number of vessels in related party transaction | vessel				10
Commitment to related party				$ 3,700,000